Note 25 - Other Gains (Losses), Net - Schedule of Other Gains (Losses), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Rental income	$ 176,879	$ 105,271	$ 16,892
Expenses on investment in rent-a-captive company (Refer to Note 6)	(0)	(46,146)	(78,128)
Write-back of accounts and other payables	11,976	0	263,237
Other losses, net	(27,660)	(26,769)	(14,582)
Other gains (losses)	(103,913)	32,356	187,419
Investment in a rent-a-captive company [member]
Statement Line Items [Line Items]
Expenses on investment in rent-a-captive company (Refer to Note 6)	0	(46,146)	(78,128)
Trading equity securities [member]
Statement Line Items [Line Items]
Loss on sale of equity shares held-for-trading	$ (265,108)	$ 0	$ 0